LICENSE REVENUE - Narrative (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2024 USD ($)	May 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 program
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue				$ 200,000	$ 1,800,000
License fee revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue				200,000	$ 1,800,000
Phylaxis BioScience, LLC
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Equity interest percentage (as a percent)			15.00%		15.00%			10.00%
Equity method investment, ownership percentage, increase during period (as a percent)			5.00%
Equity method investment			$ 0	0	$ 0		$ 0	$ 500,000
2seventy bio, Inc.
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Development milestone payment receivable						$ 51,500,000
2seventy bio, Inc. | Initial Programs
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Number of programs related to collaborative agreement | program									2
Regeneron Pharmaceuticals, Inc. | Initial Programs, Program 3
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Nonrefundable, upfront payment	$ 100,000	$ 100,000
Accounts receivable				200,000
Regeneron Pharmaceuticals, Inc. | License fee revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue				200,000	0
Phylaxis BioScience, LLC
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Development milestone payment receivable								225,000,000
Payments received pursuant to agreement								5,000,000
Commercialization milestone payment receivable								175,000,000
Collaborative arrangement, payment received, net								$ 5,500,000
Equity method investment			$ 1,600,000		1,600,000
Phylaxis BioScience, LLC | License fee revenue
Collaborative Arrangements And Noncollaborative Arrangement Transactions Line Items
Total revenue				$ 0	1,634,000
Revenue recognized related to performance obligation					$ 1,600,000